Employee benefits (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Employee Benefits [Line Items]
Service cost	₨ 47,050	₨ 31,865	₨ 29,854
Interest cost	13,926	10,088	8,753
Interest income	(8,788)	(2,303)	(1,705)
Gratuity cost	₨ 52,188	₨ 39,650	₨ 36,902